Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Net loss for the period	$ (13,964)	$ (3,503,076)
Adjustment to reconcile cash used in operating activities:
Depreciation of property, and equipment	1,274,028	2,817,256
Changes in operating assets and liabilities:
Account receivables		53
Other receivables and prepayments	403,544	(1,101,604)
Other payables and accruals	(84,909)	(71,974)
Digital assets	(352,026)	2,370,769
Fixed assets	(1,696,907)	(1,522,949)
Cash used in operating activities	(470,234)	(1,011,525)
Effect of exchange rates on cash and cash equivalents	(17,382)	45,070
Net decrease in cash and cash equivalents	(487,616)	(966,455)
Cash and cash equivalents, beginning of period	884,199	2,505,286
Cash and cash equivalents, end of period	$ 396,583	$ 1,538,831